income taxes (Tables)	12 Months Ended
Dec. 31, 2024
income taxes
Schedule of expense composition

Years ended December 31 (millions)	2024	2023
Current income tax expense
For the current reporting period	$492	$402
Adjustments recognized in the current period for income taxes of prior periods	(37)	(40)
Pillar Two global minimum tax	2	—
	457	362
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(170)	(136)
Adjustments recognized in the current period for income taxes of prior periods	3	(4)
	(167)	(140)
	$290	$222

Schedule of rate reconciliations

Years ended December 31 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$301	24.5%	$255	23.5%
Adjustments recognized in the current period for income taxes of prior periods	(34)	(2.8)	(44)	(4.0)
Pillar Two global minimum tax	2	0.2	—	—
(Non-taxable) non-deductible amounts, net	(23)	(2.0)	(19)	(1.7)
Withholding and other taxes	35	2.9	24	2.1
Losses not recognized	4	0.4	12	1.1
Foreign tax differential	(1)	(0.1)	(13)	(1.3)
Other	6	0.5	7	0.6
Income tax expense per Consolidated statements of income and other comprehensive income	$290	23.6%	$222	20.3%

Schedule of temporary differences

	Property, plant
	and		Property, plant
	equipment		and
	(owned) and		equipment				Losses	Share-based	Net
	intangible	Intangible	(leased), net	Contract		Provisions not	available to	compensation	deferred
	assets subject	assets with	of lease	assets and	Net pension	currently	be carried	amounts and	income
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	other	tax liability
Balance as at January 1, 2023	$2,846	$1,856	$(32)	$105	$(34)	$(150)	$(144)	$(11)	$4,436
Deferred income tax expense recognized in Net income	(237)	89	75	21	(16)	(52)	(37)	17	(140)
Other comprehensive income	—	—	—	—	—	—	—	(40)	(40)
Deferred income taxes charged directly to owners’ equity and other	121	—	—	—	—	(2)	(21)	(2)	96
Balance as at December 31, 2023	2,730	1,945	43	126	(50)	(204)	(202)	(36)	4,352
Deferred income tax expense recognized in Net income	(88)	80	(38)	42	(13)	(5)	(36)	(109)	(167)
Other comprehensive income	—	—	—	—	2	—	—	(47)	(45)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	51	—	—	—	—	(3)	(7)	32	73
Balance as at December 31, 2024	$2,693	$2,025	$5	$168	$(61)	$(212)	$(245)	$(160)	$4,213

1	We expect to be able to utilize our non-capital losses before their expiry.